Additional Information to the Items of Profit or Loss	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Additional Information to the Items of Profit or Loss [Abstract]
ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

NOTE 10:- ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

	Six months ended June 30,		Year Ended December 31,
	2023	2022	2022
	Unaudited		Audited
	USD in thousands
a. Research and development expenses:

Wages and related expenses	$202	$243	$436
Share-based payment	23	224	264
Clinical studies	145	106	369
Regulatory, professional and other expenses	366	373	750
Research and preclinical studies	45	410	703
Chemistry and formulations	-	118	281

	781	1,474	2,803

b. General and administrative expenses:

Wages and related expenses	217	245	437
Share-based payment	45	431	633
Professional and directors’ fees	1,366	1,292	2,499
Business development expenses	38	2	161
Office maintenance, rent and other expenses	48	63	224
Investor relations and business expenses	310	1,193	1,486
Wellution operating expenses	366	-	907
Regulatory expenses	104	113	162

	$2,494	$3,339	6,509

NOTE 21:-	ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

		Year ended December 31,
		2022	2021	2020
a.	Research and development expenses:
	Wages and related expenses	$436	$357	$322
	Share-based payment	264	27	69
	Regulatory, professional and other expenses	750	934	119
	Research and preclinical studies	703	165	139
	Clinical studies	369	172	-
	Chemistry and formulations	281	335	-

		2,803	1,990	649

b.	General and administrative expenses:
	Wages and related expenses	437	256	237
	Share-based payment	633	16	22
	Professional and directors’ fees	2,499	2,417	1,283
	Business development expenses	161	5	58
	Regulatory expenses	162	165	98
	Office maintenance, rent and other expenses	224	135	182
	Wellution operating expenses	907	-	-
	Investor relations and business expenses	1,486	784	22

	General and administrative expenses:	6,509	3,778	1,902

c.	Other expenses:
	Impairment of company accounted for at equity	-	-	742
	Group’s share of losses of company accounted for at equity, net	109	-	-
		109	-	742

d.	Finance income:
	Net change in fair value of financial liabilities designated at fair value through profit or loss	(7,832)	-	(630)

		(7,832)	-	(630)
e.	Finance expenses:
	Issuance expenses related to warrants	1,204	6	835
	Exchange rate differences, net	4	3	12
	Losses from remeasurement of investment in financial assets	770	-	-
	Finance expense in respect of leases	15	4	7
	Finance expenses from interest and commissions	21	8	18

		$2,014	$21	$872